Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 62,350
Impairment loss		$ (4,615)	$ (29,902)
Balance ending of period	130,724	62,350
Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	62,350	48,242	83,750
Additions/ (Dry Docking Component)	74,790	22,311	676
Impairment loss		(4,615)	(29,902)
Depreciation expense	(6,416)	(3,588)	(6,282)
Balance ending of period	130,724	62,350	48,242
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	162,992	149,579	179,427
Additions/ (Dry Docking Component)	70,746	18,028	54
Impairment loss		(4,615)	(29,902)
Balance ending of period	233,738	162,992	149,579
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(104,111)	(101,858)	(97,280)
Depreciation expense	(3,665)	(2,253)	(4,578)
Balance ending of period	(107,776)	(104,111)	(101,858)
Dry docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	11,883	7,600	6,978
Additions/ (Dry Docking Component)	4,044	4,283	622
Balance ending of period	15,927	11,883	7,600
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(8,414)	(7,079)	(5,375)
Depreciation expense	(2,751)	(1,335)	(1,704)
Balance ending of period	$ (11,165)	$ (8,414)	$ (7,079)